PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment at September 30, 2018 and 2017 consist of:

	2018	2017
Equipment	$93,789	$93,789
Lab Equipment	13,608	73,137
Leasehold Improvements	—	2,181
Office Furniture and Fixture	2,523	2,523
	109,920	171,630
Accumulated Depreciation	(94,157)	(107,873)
Total Property and Equipment	$15,763	$63,757

Depreciation expense for the years ended September 30, 2018, and 2017, was $10,220 and $45,072, respectively. Lab equipment was sold during the year ended September 30, 2018 for $19,960, resulting in a loss of $17,814.